Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000169915
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Core Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg Emerging Markets Seasoned ex. Aggregate/Eurodollar Index (the “Index’’) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment grade debt market. The Fund seeks to achieve a total return on its assets with a secondary investment objective to achieve a high level of income by investing primarily in emerging markets fixed-income investments.

Top Contributors to Performance

■ Fund asset allocation in the Middle East driven by Egypt was the largest contributor to relative performance.

■ Fund holdings in high-yielding sovereigns such as Argentina, Ecuador, and El Salvador were positive contributors to performance relative to the Index.

■ Sovereign security selection versus the Index contributed to relative Fund performance.

■ Portfolio overweight allocation to Brazil was an accretive trade to Fund performance.

Top Detractors from Performance

■ Corporate securities as an asset class generally under-performed sovereign debt, so a slight portfolio overweight allocation to corporate issuers was a detractor to Fund performance.

■ An overweight allocation to Mexico detracted from relative performance in the wake of surprise election results mid-year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Emerging Markets Core Fund	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
11/30/2013	$10,000	$10,000	$10,000
11/30/2014	$10,666	$10,068	$10,547
11/30/2015	$10,361	$9,632	$10,878
10/31/2016	$11,392	$10,342	$12,426
10/31/2017	$12,115	$10,463	$13,491
10/31/2018	$11,669	$10,249	$12,840
10/31/2019	$13,234	$11,226	$13,913
10/31/2020	$13,695	$11,859	$13,786
10/31/2021	$14,765	$11,711	$14,620
10/31/2022	$11,719	$9,277	$11,576
10/31/2023	$12,999	$9,436	$12,998
10/31/2024	$16,241	$10,337	$16,265

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Emerging Markets Core Fund	24.93%	4.18%	4.22%
Bloomberg Global Aggregate Bond IndexFootnote Reference*	9.54%	(1.64%)	0.23%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	25.13%	3.17%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg Global Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 873,961,114
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$873,961,114
Number of Investments	469
Portfolio Turnover	62%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Countries (% of Total Net Assets)

Value	Value
Nigeria	2.4%
Guatemala	2.6%
Dominican Republic	3.7%
South Africa	3.7%
Egypt	4.5%
Colombia	7.6%
Mexico	9.1%
Turkey	9.6%
Argentina	10.0%
Brazil	10.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]

     Effective December 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.